Consolidated cash flow statement (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed consolidated cash flow statement
Interest received	£ 9,696	£ 10,007	£ 11,245
Interest paid	£ 1,668	£ 2,414	£ 3,318